Defined Contribution Bonus and Profit Sharing Plans Schedule of Bonus and Profit Sharing Plans Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bonus and profit sharing plans expense	$ 28,926	$ 46,782	$ 13,316